INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	$ 210	$ 133
Non-controlling interests	1	1
Net income	211	134
Items that may be reclassified subsequently to income:
Foreign exchange fluctuation reserve	5	(6)
Effective portion of changes in the fair value of cash flow hedges	31	(22)
Fair value gain (loss) on investments measured at fair value through other comprehensive income	1	0
Total other comprehensive income (loss)	37	(28)
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	36	(26)
Non-controlling interests	1	(2)
Total other comprehensive income (loss)	37	(28)
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	246	107
Non-controlling interests	2	(1)
Total comprehensive income	$ 248	$ 106